CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.03	₪ 0.03
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	43,485,065	38,456,693
Ordinary shares, shares outstanding	43,485,065	38,456,693